RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	An affiliated company representing the parent company of Daqo New Material holding 100% equity ownership of Daqo New Material. Daqo Group and the Company are controlled by same group of shareholders.
Zhengjiang Daqo Solar Co. Ltd("Zhenjiang Daqo)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd ("Daqo Solar")	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo	An affiliated company which was 100% held by the Company before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties mainly include the consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group amount due from Zhenjiang Daqo for the sales of wafer and polysilicon. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2012	2013
Amount due from related party
Zhenjiang Daqo	$10,744	$6,898,980
Daqo Group	6,440,129	6,465,561
Others	111,614	51,911

Total	$6,562,487	$13,416,452

Balances due to related parties related to interest free loans received primarily for working capital purposes from Daqo Solar and Xinjiang Daqo Investment, wholly-owned subsidiaries of Daqo Group. The balances are payable on demand and are as follows:

	December 31,
	2012	2013
Amount due to related party
Daqo Group	$5,359,007	$461,796
Xinjiang Daqo Investment	2,354,620	18,482,300
Nanjing Daqo	1,645,923	1,651,810
Daqo Solar	13,497,973	66,750,009
Others	850,840	1,191,875

Total	$23,708,363	$88,537,790

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2011	2012	2013
Daqo Group	Sales	$1,971	$-	$-
	Purchase-Fixed asset	15,787,658	7,849,533	-
	Financing-cash in	3,095,120	-	813,105
	Financing-cash out	3,095,120	-	813,105
	Disposition of 100% equity interest of Nan Jing Daqo	-	9,888,742	-
Zhenjiang Daqo	Sales	6,958,317	2,799,428	13,471,866
	Purchase of cells	3,314,115	-	-
	Processing fee	1,209,769	-	-
Daqo Solar	Purchase-Fixed asset	20,562,272	-	-
	Prepayment received	-	13,497,973	-
	Financing-cash in	72,199,600	-	76,881,392
	Financing-cash out	72,199,600	-	28,379,678
	Interest charged	1,552,126	-	-
	Short-term interest free loan extended to Daqo Solar	9,898,458	-	-
Nanjing Daqo	Sales	-	80,126	-
	Related party interest bearing loan	-	1,584,820	-
	Interest charged	-	40,611	-
Xinjiang Daqo Investment	Prepayment received	-	2,354,620	-
	Financing-cash in	-	-	58,389,643
	Financing-cash out	-	-	40,193,785
Others subsidiaries under Daqo Group	Sales	427,302	-	-
	Purchase-Fixed asset	2,027,001	202,556	157,742
	Purchase-Raw material	300,574	5,282	-
	Rental expense	612,856	-	-
	Service expense	71,426	-	-
Total	Sales	$7,387,590	$2,799,427	$13,471,866
	Disposition of 100% equity interest in Nanjing Daqo	$-	$9,888,742	$-
	Purchase-Fixed asset	$38,376,931	$8,052,089	$157,742
	Purchase-Raw material	$3,614,689	$5,282	$-
	Processing fee	$1,209,769	$-	$-
	Rental expense	$612,856	$-	$-
	Service expense	$71,426	$-	$-
	Interest expense	$1,552,126	$40,611	$-
	Prepayment received*	$-	$15,852,593	$-
	Proceeds from interest free loans	$75,294,720	$1,584,820	$136,084,140
	Repayment of interest free loans	$85,193,178	$-	$69,386,568

* Prepayment has been considered a related party loan given there has been no deliveries since the prepayment was provided.

Related party transactions with Daqo Group

In 2011, the Group purchased auxiliary electricity transmission and system equipment totaling $15.8 million from Daqo Group. Daqo Group and its subsidiaries are mainly engaged in High-Low-voltage Electrical System, Components, Environmental Protection, and High-speed Railway Equipment.

In 2011, the Company received an interest fee loan of $3,095,120 from Daqo Group, which was fully repaid during the year.

In 2012, the Company sold 100% equity interest in Nanjing Daqo to Daqo Group for a consideration of $9,888,742 and $5,110,085 was owed by Daqo Group as of December 31, 2012. In addition, the Company purchased fixed assets totaling $7,849,533 from Daqo Group and had $5,359,007 due to Daqo Group as of December 31, 2012. Furthermore, $1,330,044 was prepaid to purchase fixed assets separately as of December 31, 2012.

In 2013, the Company received an interest free loan of $813,105 from Daqo Group, which was fully repaid during the year.

Related party transactions with Zhenjiang Daqo

In 2011, the Company sold $6,958,317 wafers, and purchased cells of $3,314,115, and paid processing fees of $1,209,769 to Zhenjiang Daqo for tolling arrangements on cells.

In 2012, the Company sold wafers totaling of $ 2,179,723 and polysilicon of $619,705 to Zhenjiang Daqo.

In 2013, the Company sold wafers totaling of $8,871,220 and polysilicon of $4,600,646 to Zhenjiang Daqo.

Related party transactions with Daqo Solar

In 2011, the Company received loans of $72,199,600 from Daqo Solar, which were fully repaid during the year and accrued interest of $1,552,126. As of December 31, 2011, the Company provided an interest free loan of $9,898,458 to Daqo Solar.

In 2012, the Company entered into a polysilicon sales contract with Daqo Solar, and $13,497,973 payment in advance was received as of December 31, 2012. The prepayment was transfer to an interest free loan in 2013.

In 2013, the Company received interest free loans of $76,881,392 from Daqo Solar and repaid $28,379,678 during the year.

Related party transactions with Xinjiang Daqo Investment

In 2012, the Company entered into a polysilicon sales contract with Xinjiang Daqo Investment, and $2,354,620 payment in advance was received as of December 31, 2012.

In 2013, the Company received interest free loans of $58,389,643 from Xinjiang Daqo Investment and repaid $40,193,785 during the year.

Related party transactions with Nanjing Daqo

In August 2012, the Company entered into a one-year loan agreement with Nanjing Daqo, of $1,584,820 (RMB10 million). The interest rate is fixed at 6%. In addition, the Company sold cells of $80,126 to Nanjing Daqo.

In 2013, the Company agreed with Nanjing Daqo to extend the loan for one more year, interest free.

Related party transactions with other subsidiaries of Daqo Group

In 2011, the Group purchased auxiliary electricity transmission and system equipment of $2.0 million from Daqo Group subsidiaries. The Group also sold modules of $427,302 to, purchased raw materials of $300,574 from and paid service fees of $71,426 to other subsidiaries of Daqo Group.

In 2012, the Company purchased equipment and raw material from other subsidiaries of Daqo Group at the cost of $ 202,556 and $ 5,282, respectively.

In 2013, the Company purchase equipment from other subsidiaries of Daqo Group at the cost of $157,742.